Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]

Our equity-based incentive awards are designed to align our interests and the interests of our stockholders with those of our employees and consultants, including our Named Executive Officers. The Board or Compensation Committee is responsible for approving equity grants. We grant equity awards to employees annually upon achieving Company and personal milestones. Annual awards are typically granted in the first quarter of each year. Generally, our equity awards granted to our Named Executive Officers vest immediately.

The Board and Compensation Committee do not take material nonpublic information into account when determining the timing and terms of equity-based awards, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. For all stock option awards, the exercise price is the closing price of our Common Stock on the Nasdaq Capital Market on the date of the grant. If the grant date falls on a non-trading day, the exercise price is the closing price of our Common Stock on the Nasdaq Capital Market on the last trading day preceding the date of grant. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for any Named Executive Officer grants in fiscal year 2024.

Award Timing Method [Text Block]	We grant equity awards to employees annually upon achieving Company and personal milestones. Annual awards are typically granted in the first quarter of each year. Generally, our equity awards granted to our Named Executive Officers vest immediately.
Award Timing MNPI Considered [Flag]	true
Award Timing, How MNPI Considered [Text Block]	The Board and Compensation Committee do not take material nonpublic information into account when determining the timing and terms of equity-based awards, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. For all stock option awards, the exercise price is the closing price of our Common Stock on the Nasdaq Capital Market on the date of the grant. If the grant date falls on a non-trading day, the exercise price is the closing price of our Common Stock on the Nasdaq Capital Market on the last trading day preceding the date of grant. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for any Named Executive Officer grants in fiscal year 2024.
MNPI Disclosure Timed for Compensation Value [Flag]	false